Contract Revenue and Pass-through and Other Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue Remaining Performance Obligations
The deferred revenue balance as of March 31, 2025 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Deferred Revenue
2025 (remainder of)	$2,999
2026	5,450
2027	4,132
2028	2,009

Total	$14,590

The deferred revenue balance as of September 30, 2024 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Revenue
2025	$3,932
2026	2,259
2027	2,224
2028	1,192
Thereafter	32

Total	$9,639